RELATED PARTY TRANSACTIONS - Revenues (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with related parties
Total	Rp 7,673	Rp 8,222	Rp 8,874
% of total revenues	5.23%	5.49%	5.97%
Ministry of Finance
Transactions with related parties
Total	Rp 387	Rp 234	Rp 174
% of total revenues	0.26%	0.16%	0.12%
Entities under common control
Transactions with related parties
Total	Rp 7,134	Rp 7,584	Rp 8,562
% of total revenues	4.87%	5.06%	5.75%
Indosat
Transactions with related parties
Total	Rp 2,392	Rp 2,209	Rp 2,195
% of total revenues	1.63%	1.47%	1.47%
Government agencies
Transactions with related parties
Total	Rp 2,292	Rp 2,506	Rp 3,235
% of total revenues	1.56%	1.67%	2.17%
BNI
Transactions with related parties
Total	Rp 586	Rp 531	Rp 509
% of total revenues	0.40%	0.35%	0.34%
Pertamina
Transactions with related parties
Total	Rp 573	Rp 488	Rp 755
% of total revenues	0.39%	0.33%	0.51%
MCDA
Transactions with related parties
Total	Rp 472	Rp 884	Rp 516
% of total revenues	0.32%	0.59%	0.35%
Bank Mandiri
Transactions with related parties
Total	Rp 243	Rp 308	Rp 156
% of total revenues	0.17%	0.21%	0.10%
BRI
Transactions with related parties
Total	Rp 184	Rp 228	Rp 190
% of total revenues	0.13%	0.15%	0.13%
Garuda Indonesia
Transactions with related parties
Total	Rp 105	Rp 57	Rp 67
% of total revenues	0.07%	0.04%	0.04%
Others, (each below Rp100 billion)
Transactions with related parties
Total	Rp 287	Rp 373	Rp 939
% of total revenues	0.20%	0.25%	0.64%
Associated companies
Transactions with related parties
Total	Rp 0	Rp 0	Rp 8
% of total revenues	0.00%	0.00%	0.01%
Others related entities
Transactions with related parties
Total	Rp 152	Rp 404	Rp 130
% of total revenues	0.10%	0.27%	0.09%
KCIC
Transactions with related parties
Total	Rp 103	Rp 357	Rp 87
% of total revenues	0.07%	0.24%	0.06%
Others
Transactions with related parties
Total	Rp 49	Rp 47	Rp 43
% of total revenues	0.03%	0.03%	0.03%